Promissory note payable	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Promissory note payable

10.	Promissory note payable

On November 30, 2022, the Company issued a promissory note payable to Expoworld Ltd., a corporation owned by the CEO of the Company, of $850,000. The maturity date of the promissory note is February 28, 2024. The Company is required to pay interest of 8% per annum. This promissory note, including accrued interest of $12,171, was paid in cash in full during the year ended February 28, 2023.

As at February 29, 2024 and February 28, 2023, the Company had $nil in promissory notes payable.